Long-Term Debt, Short-Term Debt, and Financing Arrangements - Notes Payable (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Outstanding borrowings at end of year	$ 80	$ 87
Notes Payable Current
Short-term Debt [Line Items]
Outstanding borrowings at end of year	$ 80	$ 87
Weighted average interest rate on outstanding borrowings at end of year	2.90%	2.80%
Maximum month-end outstanding borrowings during year	$ 205	$ 193
Average month-end outstanding borrowings during year	$ 186	$ 177
Weighted average interest rate on average month-end outstanding borrowings during year	2.70%	2.40%